Today's Date: Thursday, February 1, 2001
Past Performance of Prior Series
Performance From Inception Through December 31, 2000 Including Annual Rollovers				Most Recently Completed Portfolio
Series	Inception Date	Cumulative Total Return	Annualized Return	Offer to End Date	Annualized Return
Institutional Holdings Portfolio
Series B1	5/4/99	24.42%	14.04%	5/4/99 - 6/6/00	43.67%
Series D2	9/3/99	0.75%	0.57%	9/3/99 - 10/11/00	4.32%
Series E 3	12/15/99	-5.61%	-5.36%	N/A	N/A
Series A	3/1/00	-8.37%	N/A	N/A	N/A
Series C	7/19/00	-19.10%	N/A	N/A	N/A
Principled Values PortfolioSM
Series B 11	6/11/98	61.26%	20.53%	7/12/99 - 8/18/00	13.05%
S&P Market Cap Plus Portfolio
Series A	4/14/00	-10.04%	N/A	N/A	N/A
Select Growth Portfolio
Series A	2/14/95	464.32%	34.20%	2/25/99 - 4/5/00	151.04%
Series B	6/6/95	88.69%	12.06%	5/26/99 - 7/5/00	3.69%
Series C	8/1/95	30.30%	5.00%	9/1/99 - 10/10/00	15.48%
Series D	11/1/95	141.84%	18.63%	12/1/98 - 1/7/00	193.63%
Select Large-Cap Growth Portfolio
Series 2 [13]	N/A	N/A	N/A	7/20/99 - 8/18/00	0.32%
Series A 12	4/6/99	-19.40%	-11.66%	4/6/99 - 5/10/00	-1.27%
Select S&P Industrial Portfolio
Series A	1/22/97	27.51%	6.36%	2/17/99 - 3/24/00	-19.41%
Series B	2/24/97	24.43%	5.84%	3/29/99 - 4/28/00	-19.95%
Series C	4/21/97	29.20%	7.17%	5/3/99 - 6/2/00	-19.06%
Series D	6/9/97	11.89%	3.20%	6/21/99 - 7/21/00	-23.06%
Series E	7/21/97	7.85%	2.21%	8/2/99 - 9/1/00	-19.64%
Series F	9/8/97	25.18%	7.01%	9/20/99 - 10/20/00	-8.80%
Series G	10/20/97	11.69%	3.51%	11/1/99 - 12/11/00	-5.04%
Series H	12/2/97	15.03%	4.65%	12/14/98 - 1/14/00	-10.68%
Series J	1/8/98	12.86%	4.14%	1/11/99 - 2/11/00	-25.77%
Select Ten Portfolio
Series B	5/17/91	192.33%	11.78%	6/7/99 - 7/7/00	-22.38%
Series A	1/3/92	177.73%	12.02%	2/4/99 - 3/10/00	-15.59%
Series C	9/1/92	192.91%	13.76%	10/4/99 - 11/3/00	-14.48%
Series 3	7/22/96	57.97%	10.83%	8/9/99 - 9/8/00	-9.16%
Series 5	11/1/96	36.72%	7.79%	11/16/98 - 12/17/99	2.36%
Series J	1/2/97	33.03%	7.40%	1/11/99 - 2/11/00	-18.07%
Series 1	2/25/97	24.02%	5.75%	3/8/99 - 4/7/00	-6.03%
Series 2	4/28/97	22.91%	5.77%	5/10/99 - 6/9/00	-19.83%
Series 4	9/3/97	15.70%	4.48%	9/13/99 - 10/13/00	-23.40%
Standard and Poor's Industry Turnaround Portfolio
Series 3[9]	N/A	N/A	N/A	9/16/98 - 10/4/00	10.37%
Series 2[8]	N/A	N/A	N/A	4/3/98 - 5/1/00	-17.31%
Series A7	11/21/97	7.85%	2.46%	11/21/97 - 1/7/00	-1.46%
Standard and Poor's Intrinsic Value Portfolio
Series C	11/21/96	83.57%	15.92%	12/14/98 - 1/14/00	33.38%
Series A	4/2/97	89.60%	18.60%	4/19/99 - 5/19/00	13.36%
Series B	8/6/97	60.12%	14.82%	8/16/99 - 9/15/00	23.90%
Select Ten United Kingdom Portfolio
Series B	6/21/93	54.28%	5.92%	6/7/99 - 7/7/00	-16.55%
Series C	9/28/93	58.41%	6.54%	10/5/99 - 11/3/00	-18.91%
Series A	1/5/94	51.01%	6.07%	2/4/99 - 3/10/00	-6.20%
Series 3	7/22/96	40.11%	7.88%	8/9/99 - 9/8/00	-31.22%
Series 5	11/1/96	37.01%	7.85%	11/16/98 - 12/17/99	14.84%
Series 1	2/25/97	47.20%	10.57%	3/8/99 - 4/7/00	-1.33%
1. This Portfolio was originally Series 99A and rolled into 2000 Series B on May 10, 2000.
2. This Portfolio was originally Series 99B and rolled into 2000 Series D on September 14, 2000.
3. This Portfolio was originally Series 99C and rolled into 2000 Series E on December 20, 2000.
 7. This Portfolio was originally Series 1 and rolled into Series 99A on November 30, 1999.
8. Industry Turnaround Series 2 terminated on May 1, 2000 and no succesor Portfolio was offered.
9. Industry Turnaround Series 3 terminated on October 4, 2000 and no succesor Portfolio was offered.
 11. This Portfolio was originally Series 2 and rolled into Series 4 on July 12, 1999, and Series B on July 17, 2000.
12. This Portfolio was originally Series 1 and rolled into Series A on April 13, 2000.
 13. Large Cap Growth Series 2 terminated on August 18, 2000 and no successor Portfolio was offered.

Past performance is no guarantee of future results. Unit prices and investment returns fluctuate with changes in market conditions. Your investment may be worth more or less than your original cost when you redeem. Returns represent changes in unit price plus reinvestment of any distributions, divided by the initial offer price, and reflect deduction of maximum applicable sales charges and expenses. "Performance From Inception" returns differ from "Most Recently Completed Portfolio" returns because the former figures reflect different performance periods and a reduced sales charge on annual rollovers.

Contact your Financial Professional for a free prospectus (or download one from this site) containing more complete information on any Defined Asset Fund, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

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